OBLIGATION UNDER CAPITAL LEASE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]

NOTE 7 — OBLIGATION UNDER CAPITAL LEASE

During the three months ending March 31, 2015, we purchased equipment under a capital lease value totaling $129,000.
The future minimum capital lease payments for the following twelve months periods as of March 31 are as follows:

2016	$142,000
2017	50,000
2018	45,000
Total minimum lease payments	237,000
Less Amount representing interest	(19,000)
Present value of the net minimum lease payments	218,000
Less obligations under capital lease maturing within one year	(135,000)
Long-term portion of obligations under capital lease	$83,000
The interest rate for the capital leases range between 4% and 8%.

8 — OBLIGATION UNDER CAPITAL LEASE

The future minimum payments for capital leases as at December 31, 2014 are as follows:

2015	$125,500
Total minimum lease payments	125,500
Less amount representing interest	(2,500)
Present value of the net minimum lease payments	123,000
Less obligations under capital lease maturing within one year	(123,000)
Long-term portion of obligations under capital lease	$—
The interest rate on the capital lease agreement is 4% annually.